Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			AVERAGE	AVERAGE				SELECTED
			SUMMARY	COMP.	VALUE OF INITIAL FIXED $100			MEASURE:
			COMP. TABLE	ACTUALLY PAID	INVESTMENT BASED ON:			ADJUSTED
	SUMMARY	COMP.	TOTAL FOR	TO NON-PEO		PEER GROUP(3)		EARNINGS
	COMP. TABLE	ACTUALLY	NON-PEO NAMED	NAMED	TOTAL	TOTAL	NET	PER
	TOTAL FOR	PAID TO	EXECUTIVE	EXECUTIVE	SHAREHOLDER	SHAREHOLDER	INCOME	DILUTED
YEAR	PEO(1)	PEO(1)	OFFICERS(2)	OFFICERS(2)	RETURN	RETURN	(in millions)	SHARE
2022	$8,867,377	$238,659	$2,280,483	$(26,911)	$99	$101	$1,028	$6.22
2021	$13,199,616	$22,568,453	$3,035,088	$5,267,224	$133	$135	$1,420	$6.77
2020	$15,903,993	$16,689,353	$3,607,399	$3,526,539	$110	$112	$1,056	$6.12

(1)	The principal executive officer was Mr. McGarry for each of the years shown.
(2)	The non-principal executive officer named executive officers were Mr. Morales, Mr. Knavish, Ms. Liebert and Ms. Foulkes for each of the years shown. Mr. Vadlamannati was included as a non-principal executive officer named executive officer for 2022.
(3)	The peer group consists of: 3M Co., Akzo Nobel N.V., Axalta Coatings Systems Ltd., Dow, Inc., Dupont de Nemours, Inc., Eastman Chemical Co., Masco Corp., RPM International Inc., and The Sherwin-Williams Co. See Exhibit 13.1 of our Form 10-K for the year ended December 31, 2022.

Company Selected Measure Name	Adjusted earnings per diluted share
Named Executive Officers, Footnote [Text Block]
(1)	The principal executive officer was Mr. McGarry for each of the years shown.
(2)	The non-principal executive officer named executive officers were Mr. Morales, Mr. Knavish, Ms. Liebert and Ms. Foulkes for each of the years shown. Mr. Vadlamannati was included as a non-principal executive officer named executive officer for 2022.

Peer Group Issuers, Footnote [Text Block]
(3)	The peer group consists of: 3M Co., Akzo Nobel N.V., Axalta Coatings Systems Ltd., Dow, Inc., Dupont de Nemours, Inc., Eastman Chemical Co., Masco Corp., RPM International Inc., and The Sherwin-Williams Co. See Exhibit 13.1 of our Form 10-K for the year ended December 31, 2022.

PEO Total Compensation Amount	$ 8,867,377	$ 13,199,616	$ 15,903,993
PEO Actually Paid Compensation Amount	$ 238,659	22,568,453	16,689,353
Adjustment To PEO Compensation, Footnote [Text Block]

A reconciliation of PEO SCT total compensation to CAP is provided in the following table.

PEO SCT Total Compensation to CAP Reconciliation (2020-2022)

PLUS CHANGE
						FROM BOY TO	PLUS CHANGE
					PLUS EOY	EOY IN FAIR	IN FAIR VALUE
					FAIR VALUE	VALUE OF	FROM BOY TO
					OF EQUITY	AWARDS	VESTING DATE
					AWARDS	GRANTED IN	OF AWARDS
					GRANTED	ANY PRIOR	GRANTED IN
			PLUS		DURING YEAR	YEAR	ANY PRIOR
		MINUS SCT	PENSION		THAT ARE	THAT ARE	YEAR THAT
	SCT	CHANGE IN	VALUE		OUTSTANDING	OUTSTANDING	VESTED
	TOTAL FOR	PENSION	SERVICE	MINUS SCT	AND UNVESTED	AND UNVESTED	DURING	PEO
YEAR	PEO	VALUE	COST	EQUITY	AT EOY	AT EOY	THE YEAR	CAP
2022	$8,867,377	$4,368,862	$—	$(10,000,026)	$7,834,096	$(4,197,554)	$(6,634,096)	$238,659
2021	$13,199,616	$218,598	$—	$(9,400,002)	$10,917,328	$4,275,913	$3,357,000	$22,568,453
2020	$15,903,993	$(4,289,632)	$180,279	$(8,249,709)	$11,073,569	$1,559,781	$511,072	$16,689,353

"EOY" = end of Year; "BOY" = Beginning of Year

Non-PEO NEO Average Total Compensation Amount	$ 2,280,483	3,035,088	3,607,399
Non-PEO NEO Average Compensation Actually Paid Amount	$ (26,911)	5,267,224	3,526,539
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

A reconciliation of average non-PEO SCT total compensation to CAP is provided in the following table.

Average Non-PEO NEOs SCT Total Compensation to CAP Reconciliation (2020-2022)

PLUS CHANGE
						FROM BOY TO	PLUS CHANGE	MINUS FAIR
					PLUS EOY	EOY IN FAIR	IN FAIR VALUE	VALUE AT
					FAIR VALUE	VALUE OF	FROM BOY TO	BOY OF
					OF EQUITY	AWARDS	VESTING DATE	AWARDS
					AWARDS	GRANTED IN	OF AWARDS	GRANTED
					GRANTED	ANY PRIOR	GRANTED IN	IN PRIOR
			PLUS		DURING YEAR	YEAR	ANY PRIOR	YEAR THAT
	SCT	MINUS SCT	PENSION		THAT ARE	THAT ARE	YEAR THAT	WERE
	TOTAL FOR	CHANGE IN	VALUE		OUTSTANDING	OUTSTANDING	VESTED	FORFEITED	NON-PEO
	NON-PEO	PENSION	SERVICE	MINUS SCT	AND UNVESTED	AND UNVESTED	DURING	DURING	NEOs
YEAR	NEOs	VALUE	COST	EQUITY	AT EOY	AT EOY	THE YEAR	THE YEAR	CAP
2022	$2,280,483	$846,793	$—	$(1,970,003)	$1,253,448	$(546,994)	$(815,908)	$(1,074,730)	$(26,911)
2021	$3,035,088	$105,473	$—	$(1,724,948)	$2,003,403	$1,388,365	$459,843	$—	$5,267,224
2020	$3,607,399	$(995,665)	$117,478	$(1,399,950)	$1,879,152	$201,719	$116,406	$—	$3,526,539

"EOY" = end of Year; "BOY" = Beginning of Year

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

As shown in the chart below, the PEO’s and the Non-PEO NEOs’ CAP amounts are aligned with the Company’s TSR. This is primarily due to the Company’s use of equity incentives, which are tied directly to stock price in addition to the Company’s financial performance.

Compensation Actually Paid vs. Net Income [Text Block]	As shown in the chart below, the Company’s CAP is aligned with the Company's net income. The Company does not use net income to determine compensation levels or incentive plan payouts.
Compensation Actually Paid vs. Company Selected Measure [Text Block]

The chart below which compares the PEO’s and the other non-PEO NEOs’ CAP to PPG’s company-selected measure, adjusted earnings per diluted share, indicates that there is a very strong relationship between adjusted earnings per diluted share and CAP. This is primarily due to the Company's use of equity incentives, which are tied directly to stock price and earnings growth in addition to the Company's financial performance.

Total Shareholder Return Vs Peer Group [Text Block]

As shown in the chart below, the Company’s TSR performance for the immediately preceding three years was aligned with the companies included in the peer group, and when the six-year TSR is compared to peers, the Company has outperformed the peers.

The peer group consists of: 3M Co., Akzo Nobel N.V., Axalta Coatings Systems Ltd., Dow, Inc., Dupont de Nemours, Inc., Eastman Chemical Co., Masco Corp., RPM International Inc., and The Sherwin-Williams Co.

Tabular List [Table Text Block]

The three items listed below represent the most important financial performance measures used by PPG to link compensation actually paid to our named executive officers for 2022 to the Company’s performance:

MOST IMPORTANT PERFORMANCE MEASURES
Adjusted earnings per diluted share
Cash flow return on capital
Total shareholder return

Total Shareholder Return Amount	$ 99	133	110
Peer Group Total Shareholder Return Amount	101	135	112
Net Income (Loss)	$ 1,028,000,000	$ 1,420,000,000	$ 1,056,000,000
Company Selected Measure Amount	6.22	6.77	6.12
PEO Name	Mr. McGarry
Additional 402(v) Disclosure [Text Block]	Please see “Annual Compensation” and “Long-Term Incentive Compensation” on pages 48 through 56 for a description of how these metrics are used in our executive compensation program.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted earnings per diluted share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Cash flow return on capital
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Total shareholder return
PEO [Member] | MINUS SCT CHANGE IN PENSION VALUE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,368,862	$ 218,598	$ (4,289,632)
PEO [Member] | PLUS PENSION VALUE SERVICE COST
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			180,279
PEO [Member] | MINUS SCT EQUITY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(10,000,026)	(9,400,002)	(8,249,709)
PEO [Member] | PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	7,834,096	10,917,328	11,073,569
PEO [Member] | PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,197,554)	4,275,913	1,559,781
PEO [Member] | PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT VESTED DURING THE YEAR
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,634,096)	3,357,000	511,072
Non-PEO NEO [Member] | MINUS SCT CHANGE IN PENSION VALUE
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	846,793	105,473	(995,665)
Non-PEO NEO [Member] | PLUS PENSION VALUE SERVICE COST
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			117,478
Non-PEO NEO [Member] | MINUS SCT EQUITY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,970,003)	(1,724,948)	(1,399,950)
Non-PEO NEO [Member] | PLUS EOY FAIR VALUE OF EQUITY AWARDS GRANTED DURING YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,253,448	2,003,403	1,879,152
Non-PEO NEO [Member] | PLUS CHANGE FROM BOY TO EOY IN FAIR VALUE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT ARE OUTSTANDING AND UNVESTED AT EOY
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(546,994)	1,388,365	201,719
Non-PEO NEO [Member] | PLUS CHANGE IN FAIR VALUE FROM BOY TO VESTING DATE OF AWARDS GRANTED IN ANY PRIOR YEAR THAT VESTED DURING THE YEAR
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(815,908)	$ 459,843	$ 116,406
Non-PEO NEO [Member] | MINUS FAIR VALUE AT BOY OF AWARDS GRANTED IN PRIOR YEAR THAT WERE FORFEITED DURING THE YEAR
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,074,730)